Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amounts of Intangible Assets
The changes in carrying amounts of intangible assets consisted of the following:

(In thousands)	Trade Names	Technology and Intellectual Property	Customer Relationships	Lease	Total
Balance as of December 31, 2020	$7,065	$10,705	$10,012	$—	$27,782
Additions	25,025	51,865	23,000	790	100,680
Amortization	(2,584)	(7,251)	(2,400)	(116)	(12,351)
Foreign exchange	—	(798)	—	—	(798)

Balance as of December 31, 2021	29,506	54,521	30,612	674	115,313
Additions	—	7,250	—	—	7,250
Amortization	(3,003)	(7,711)	(3,146)	(167)	(14,027)
Impairments	(5,428)	(6,009)	(6,191)	—	(17,628)
Deconsolidation of equity investment	—	(34,449)	—	—	(34,449)
Intangible assets, net reclassified to assets held for sale (see Note 4)	(9,080)	(5,718)	(7,758)	(507)	(23,063)
Foreign exchange	—	(2,034)	—	—	(2,034)

Balance as of December 31, 2022	$11,995	$5,850	$13,517	$—	$31,362

Schedule of Estimated Amortization Expense Related to Definite-Lived Intangible Assets
The estimated amortization expense related to definite-lived intangible assets for the five succeeding years is as follows:

(In thousands)	Trade Name Amortization	Technology and Intellectual Property Amortization	Customer Relationships Amortization	Total
2023	$983	$1,532	$1,616	$4,131
2024	983	1,532	1,616	4,131
2025	983	1,532	1,616	4,131
2026	983	890	1,616	3,489
2027	983	364	1,616	2,963
Thereafter	7,080	—	5,437	12,517

	$11,995	$5,850	$13,517	$31,362